Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (100,400,000)
Total, Gross	406,200,000
Effect of Foreign Currency	(2,000,000)
Total, Net	303,811,000	310,351,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	9 years
Other intangible assets, Finite lived, gross	283,600,000
Accumulated Amortization	(91,200,000)
Effect of Foreign Currency	(2,000,000)
Other intangible assets, Finite lived, Net	190,400,000	196,400,000
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	1 year
Other intangible assets, Finite lived, gross	600,000
Other intangible assets, Indefinite lived, gross	111,000,000
Accumulated Amortization	(500,000)
Effect of Foreign Currency, Indefinite Lived	0
Other intangible assets, Finite lived, Net	100,000	100,000
Other intangible assets, Indefinite lived, Net	111,000,000	111,000,000
Integrated Software System [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	1 year
Other intangible assets, Finite lived, gross	11,000,000
Accumulated Amortization	(8,700,000)
Other intangible assets, Finite lived, Net	$ 2,300,000	$ 2,900,000